Share capital and additional paid-in capital	12 Months Ended
Dec. 31, 2017
Share Capital And Additional Paid-in Capital
22. Share capital and additional paid-in capital

(a) Authorized share capital

In June 2010, the Company was incorporated in the Cayman Islands with an authorized share capital of one billion shares, par value of US$0.00005, of which 20,000 shares were issued at incorporation. On March 1, 2018, the authorized share capital of the Company increased from US$50,000 divided into 1,000,000,000 Ordinary Shares of a par value of US$0.00005 each to US$100,000 divided into 2,000,000,000 Ordinary Shares of a par value of US$0.00005 each by the creation of an additional 1,000,000,000 Ordinary Shares of a par value of US$0.00005 each to rank pari passu in all respects with the existing Ordinary Shares.

(b) Issued share capital and additional paid-in capital

	Number of shares	Ordinary shares	Additional paid-in capital	Total	Non- controlling interest	Total equity
	(thousands)	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

At January 1, 2016	227,717	77	239,924	240,001	60,000	300,001
Shares issued during the year	-	-	156,000	156,000	39,000	195,000
At December 31, 2016	227,717	77	395,924	396,001	99,000	495,001
Shares issued during the year	772,283	248	(222)	26	7	33
Share issuance expenses	-	-	(7,385)	(7,385)	(1,846)	(9,231)
At December 31, 2017	1,000,000	325	388,317	388,642	97,161	485,803